ASPIRATION FUNDS
Aspiration Redwood Fund (the “Fund”)
Supplement dated October 8, 2021
to the Prospectus, Summary Prospectus, and Statement of Additional Information
dated February 1, 2021

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus, Summary Prospectus, and Statement of Additional Information for the Fund.

As of September 1, 2021, Aspiration Financial, LLC replaced Capital Investment Group, LLC as the Fund’s principal underwriter and distributor.  All references to Capital Investment Group, LLC as the Fund’s current principal underwriter and distributor are deleted.

Investors Should Retain This Supplement for Future Reference